Operating segments - Summary of Reconciliation of Consolidated Profit Before Income Tax to Segment EBITDA (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating segments
Consolidated profit before income tax	₽ 313,974	₽ 449,965	₽ 957,141	₽ 865,494
Adjusted for:
Depreciation and amortization	183,904	168,723	368,310	333,827
Net finance costs (Note 10)	100,052	137,364	199,727	278,987
Net foreign exchange loss/(gain)	(19,455)	13,487	(94,768)	36,128
IPO-related costs		142,267		188,294
Insurance cover related to IPO	15,939	22,810	54,772	22,810
Other financing and transactional costs	7,425		33,464
Management incentive agreement (Note 18)	53,041	88,389	106,547	97,364
Grant of shares to the Board of Directors (including social taxes) (Note 25(b))	6,217		12,298
Share of loss of equity-accounted investees (net of income tax)	15,202	5,048	24,746	5,048
Restructuring costs				1,541
Income from depositary	(8,978)	(4,931)	(17,504)	(4,931)
Other		(541)
Segment EBITDA (as presented to the CODM)	₽ 667,321	₽ 1,022,581	₽ 1,644,733	₽ 1,824,562